Fair value measurement (Tables) - Veraxa Biotech A G [Member]	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Schedule of liabilities that are measured at fair value on a recurring basis

	SARs (Level 3)
SARs liability, January 1, 2024	₣	17,784,920
Share based compensation		7,248,741
Fair value adjustment		8,159,132
SARs liability, December 31, 2024		33,192,793
Share based compensation		15,795,532
Fair value adjustment		22,761,218
SARs liability, December 31, 2025	₣	71,749,543

	Contingent liability (Level 3)
Contingent liability, January 1, 2024	₣	1,625,167
Fair value adjustment		474,538
Contingent liability, December 31, 2024		2,099,705
Fair value adjustment		799,168
Contingent liability, December 31, 2025	₣	2,898,873

Schedule of assumptions used in valuing the SARs and contingent liability

	December 31, 2025		December 31, 2024
Stock Price	₣	54.60	₣	36.44
Volatility		-		75%
Risk free rate of return		-		4.2%
Expected term (in years)		-		1.00